Investment Securities (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of other-than-temporary impairment by investment category
Other Gains (losses)	$ (25)	$ (66)	$ (402)
Other [Member]
Summary of other-than-temporary impairment by investment category
Total Available for sale other-than-temporary impairment		(9)
Held-to-maturity Securities [Member]
Summary of other-than-temporary impairment by investment category
Losses Recorded in Earnings		(2)
Total Held to maturity other-than-temporary impairment		(2)
Held-to-maturity Securities [Member] | Other [Member]
Summary of other-than-temporary impairment by investment category
Losses Recorded in Earnings		(2)
Total Held to maturity other-than-temporary impairment		(2)
Available for sale Securities [Member]
Summary of other-than-temporary impairment by investment category
Losses Recorded in Earnings	(35)	(89)	(598)
Other Gains (losses)	(25)	(66)	(402)
Total Available for sale other-than-temporary impairment	(60)	(155)	(1,000)
Available for sale Securities [Member] | Obligations of State and Political Subdivisions [Member]
Summary of other-than-temporary impairment by investment category
Losses Recorded in Earnings	(4)
Other Gains (losses)	0
Total Available for sale other-than-temporary impairment	(4)
Available for sale Securities [Member] | Corporate Debt Securities [Member]
Summary of other-than-temporary impairment by investment category
Losses Recorded in Earnings			(7)
Total Available for sale other-than-temporary impairment			(7)
Available for sale Securities [Member] | Other Debt Securities [Member]
Summary of other-than-temporary impairment by investment category
Losses Recorded in Earnings		(1)
Other Gains (losses)		1
Available for sale Securities [Member] | Collateralized Debt Obligations [Member]
Summary of other-than-temporary impairment by investment category
Losses Recorded in Earnings	0	(6)	(17)
Other Gains (losses)	0	(1)	(3)
Total Available for sale other-than-temporary impairment	0	(7)	(20)
Available for sale Securities [Member] | Other [Member]
Summary of other-than-temporary impairment by investment category
Losses Recorded in Earnings	(4)	(13)	(186)
Other Gains (losses)	3	4	88
Total Available for sale other-than-temporary impairment	(1)		(98)
Available for sale Securities [Member] | Perpetual preferred securities [Member]
Summary of other-than-temporary impairment by investment category
Losses Recorded in Earnings		(1)	(223)
Total Available for sale other-than-temporary impairment		(1)	(223)
Available for sale Securities [Member] | Non-agency [Member] | Commercial Mortgage Backed Securities [Member]
Summary of other-than-temporary impairment by investment category
Losses Recorded in Earnings			(1)
Other Gains (losses)			(1)
Total Available for sale other-than-temporary impairment			(2)
Available for sale Securities [Member] | Residential Non-agency Prime [Member] | Residential [Member]
Summary of other-than-temporary impairment by investment category
Losses Recorded in Earnings	(3)	(5)	(13)
Other Gains (losses)	(5)	(10)	(182)
Total Available for sale other-than-temporary impairment	(8)	(15)	(195)
Available for sale Securities [Member] | Residential Non-agency Non-Prime [Member] | Residential [Member]
Summary of other-than-temporary impairment by investment category
Losses Recorded in Earnings	(24)	(63)	(151)
Other Gains (losses)	(23)	(60)	(304)
Total Available for sale other-than-temporary impairment	$ (47)	$ (123)	$ (455)